Financial instruments and risk management - Summary of Effect of Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Currency risk
Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on profit or loss due to appreciation of currency rate	$ 40,584	$ 34,423	$ (1,912)